Schedule of Gross Unrealized Losses and Fair Values of Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
Less than 12 months, Fair Value	$ 496	$ 2,905
Less than 12 months, Gross Unrealized Losses	(8)	(118)
12 months or more, Fair Value	917	141
12 months or more, Gross Unrealized Losses	(33)	(9)
Total, Fair Value	1,413	3,046
Total, Gross Unrealized Losses	(41)	(127)
Debt Securities | Tax-exempt municipal securities
Investment [Line Items]
Less than 12 months, Fair Value	131	693
Less than 12 months, Gross Unrealized Losses	(1)	(28)
12 months or more, Fair Value	118	57
12 months or more, Gross Unrealized Losses	(2)	(5)
Total, Fair Value	249	750
Total, Gross Unrealized Losses	(3)	(33)
Debt Securities | Residential Mortgage-Backed Securities
Investment [Line Items]
Less than 12 months, Fair Value	1	6
Less than 12 months, Gross Unrealized Losses	0	0
12 months or more, Fair Value	4	1
12 months or more, Gross Unrealized Losses	0	0
Total, Fair Value	5	7
Total, Gross Unrealized Losses	0	0
Debt Securities | Commercial Mortgage-Backed Securities
Investment [Line Items]
Less than 12 months, Fair Value	31	270
Less than 12 months, Gross Unrealized Losses	(1)	(8)
12 months or more, Fair Value	267	40
12 months or more, Gross Unrealized Losses	(18)	(1)
Total, Fair Value	298	310
Total, Gross Unrealized Losses	(19)	(9)
Debt Securities | Asset-backed Securities
Investment [Line Items]
Less than 12 months, Fair Value	13	35
Less than 12 months, Gross Unrealized Losses	0	(1)
12 months or more, Fair Value	0	0
12 months or more, Gross Unrealized Losses	0	0
Total, Fair Value	13	35
Total, Gross Unrealized Losses	0	(1)
Debt Securities | Corporate Debt Securities
Investment [Line Items]
Less than 12 months, Fair Value	219	594
Less than 12 months, Gross Unrealized Losses	(6)	(28)
12 months or more, Fair Value	128	17
12 months or more, Gross Unrealized Losses	(7)	(2)
Total, Fair Value	347	611
Total, Gross Unrealized Losses	(13)	(30)
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Investment [Line Items]
Less than 12 months, Fair Value	79	231
Less than 12 months, Gross Unrealized Losses	0	(6)
12 months or more, Fair Value	80	5
12 months or more, Gross Unrealized Losses	(1)	0
Total, Fair Value	159	236
Total, Gross Unrealized Losses	(1)	(6)
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Investment [Line Items]
Less than 12 months, Fair Value	22	1,076
Less than 12 months, Gross Unrealized Losses	0	(47)
12 months or more, Fair Value	320	21
12 months or more, Gross Unrealized Losses	(5)	(1)
Total, Fair Value	342	1,097
Total, Gross Unrealized Losses	$ (5)	$ (48)